Summarized Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2010
SUMMARIZED QUARTERLY FINANCIAL DATA (UNAUDITED)

15.	SUMMARIZED QUARTERLY FINANCIAL DATA (UNAUDITED)

The Company operates on a calendar year and for its interim periods operates on a 4-4-5 fiscal calendar, where each fiscal quarter is comprised of two 4-week periods and one 5-week period, with each week ending on a Saturday. The Company’s fiscal year always begins on January 1 and ends on December 31. As a result, the Company’s first and fourth quarters may have more or less days included than a traditional 4-4-5 fiscal calendar, which consists of 91 days.

The table that follows summarizes unaudited quarterly financial data for the year ended December 31, 2010:

	Successor
	For the Quarter Ended
	April 3	July 3	October 2	December 31
	(Amounts in millions, except per share data)

2010
Net sales	$430.9	$509.0	$496.6	$462.8
Gross profit	111.0	138.8	135.2	122.5
Selling, general and administrative expense, net	96.3	101.6	100.1	101.9
Depreciation expense	10.5	10.4	10.5	11.1
Amortization expense	20.2	12.4	8.7	7.9
Operating earnings	4.2	27.1	26.7	12.6
Net (loss) earnings	(13.4)	0.3	9.8	(10.1)
Net (loss) earnings per share:
Basic (loss) earnings per share	$(0.89)	$0.02	$0.65	$(0.67)
Diluted (loss) earnings per share	$(0.89)	$0.02	$0.64	$(0.67)

The table that follows summarizes unaudited quarterly financial data for the year ended December 31, 2009:

	Predecessor
				Oct. 4, 2009 -	Successor
	For the Quarter Ended			Dec. 19, 2009	Dec. 20, 2009 -
	April 4	July 4	October 3	(Restated)	Dec. 31, 2009
	(Amounts in millions, except per share data)
2009
Net sales	$439.0	$487.8	$451.8	$385.3	$44.0
Gross profit	121.5	136.1	130.1	110.2	8.8
Selling, general and administrative expense, net	101.0	94.9	90.2	86.5	8.5
Pre-petition reorganization items	—	0.9	6.5	15.1	—
Goodwill impairment charge	—	250.0	—	34.0	—
Depreciation expense	9.6	9.6	8.5	7.3	1.6
Amortization expense	5.9	6.5	5.7	4.6	4.6
Operating earnings (loss)	14.6	(215.7)	27.7	(30.0)	(1.2)
Gain on Reorganization Items, net	—	—	—	619.1	—
Net (loss) earnings	(32.7)	(245.4)	(12.4)	485.8	(3.4)
Net (loss) earnings per share:
Basic (loss) earnings per share	$(10,900.00)	$(81,800.00)	$(4,133.33)	$161,933.33	$(0.23)
Diluted (loss) earnings per share	$(10,900.00)	$(81,800.00)	$(4,133.33)	$161,933.33	$(0.23)

See Note 2, “Reorganization Under Chapter 11 and Current Capital Structure”, Note 3, “Fresh-Start Accounting (Restated)”, Note 7, “Income Taxes”, Note 11, “Commitments and Contingencies”, and Note 12, “Segment Information and Concentration of Credit Risk”, as well as “Management’s Discussion and Analysis of Financial Condition and Results of Operations” included elsewhere herein, regarding certain other quarterly transactions which impact the operating results in the above tables, including financing activities, new accounting pronouncements, income taxes, acquisitions, sales volume, material costs, rationalization and relocation of manufacturing operations, material procurement strategies and other items.